Significant Events - Other Narrative Disclosures (Details) $ in Millions, $ in Millions					12 Months Ended
	Aug. 02, 2018 CAD ($)	Nov. 01, 2017 USD ($)	Aug. 01, 2017 USD ($)	Nov. 24, 2016 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Jul. 20, 2018	Dec. 31, 2017 CAD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings					$ 3,267				$ 3,707
Consideration received					10
Debentures
Disclosure of detailed information about borrowings [line items]
Interest rate	6.40%							6.40%
Borrowings	$ 400				$ 647				1,046
Redemption of unsecured debt	425
Redemption of unsecured debt, premium	$ 19
6.65% Senior notes, due May 2018
Disclosure of detailed information about borrowings [line items]
Interest rate					6.65%		6.65%
Borrowings					$ 500		$ 500
Redemption of unsecured debt					617	$ 516
Redemption of unsecured debt, premium					5
Power Purchase Arrangement
Disclosure of detailed information about borrowings [line items]
Balancing Pool compensation estimate, termination of contractual arrangement					$ 56				$ 157
Solomon Power Station | Fortescue Metals Group Limited
Disclosure of detailed information about borrowings [line items]
Portion of consideration paid (received) consisting of cash and cash equivalents		$ (325)
Consideration received			$ (335)
Canadian Coal
Disclosure of detailed information about borrowings [line items]
Government Agreements, Amount				$ 37